Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

In the ordinary course of business, Emera provides energy, construction and other services and enters into transactions with its subsidiaries, associates and other related companies on terms similar to those offered to non-related parties.  Inter-company balances and inter-company transactions have been eliminated on consolidation, except for the net profit on certain transactions between non-regulated and regulated entities in accordance with accounting standards for rate-regulated entities, as discussed in note 1. All material amounts are under normal interest and credit terms.

Significant transactions between Emera and its associated companies include natural gas transportation capacity revenues from M&NP reported in the Consolidated Statements of Income. Revenues from M&NP, reported in Operating revenues, Non-regulated, totaled $29 million for the year ended December 31, 2016 (2015 - $23 million).

There are no significant amounts between Emera and its associated companies reported on Emera’s Consolidated Balance Sheets as at December 31, 2016 and 2015.